RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Balance Sheet
Intangible assets		$ 7,277,717
Total non-current assets		7,277,717
Total assets	$ 18,893,082	9,019,621
Accumulated deficit	(667,320,289)	(661,685,318)
Total shareholders' equity	16,828,864	7,647,639
Total Liabilities and Shareholders' Equity	18,893,082	9,019,621
Consolidated Statements of Operations
Impairment loss	0		$ 0
Provision for doubtful accounts	(3,138)	(1,750,909)	0
Income from disposal of intangible assets	(29,968)	121,020	0
Impairment loss of intangible assets		1,292,568	835,344
Total operating expenses	5,368,222	13,273,814	1,991,918
Operating loss	(5,885,384)	(13,306,322)	(668,768)
Other income/(expenses), net	(23,318)		0
Loss before provision for income taxes		(13,305,382)	(693,318)
Loss from continuing operations	(5,634,971)	(13,305,382)	(693,318)
Net loss	(5,600,000)	(21,665,704)	(1,651,273)
Consolidated Statements of Stockholders' Equity
Net loss	(5,600,000)	(21,665,704)	(1,651,273)
Stockholders' Equity	16,828,864	7,647,639	10,252,603	$ 8,034,741
Cash flows from operating activities:
Net loss	(5,634,971)	(21,665,704)	(1,651,273)
Net loss from continuing operations	(5,634,971)	(13,305,382)	(693,318)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss	0		0
Provision for doubtful accounts	3,138	1,750,909	0
Impairment loss of intangible assets		1,292,568	835,344
Digital assets generated from mining business	(783,438)	(664,307)	0
Digital assets received as payment	0	(5,864)	(17,863)
Digital assets used to pay expenses	0	2,141,375	6,924
Disposal of digital assets	998,902	325,987	647
Prepaid expenses and other current assets	1,281,109	(1,105,481)	(740,150)
Accrued expenses and other current liabilities	(87,867)	(184,429)	(161,626)
Net cash used in continuing operations	(582,423)	(1,024,252)	351,623
Net cash used in operating activities	(582,423)	(1,411,029)	(605,968)
Cash flows from investing activities:
Net cash (used in)/provided by continuing operations	(32,222)	0	0
Net cash (used in)/provided by investing activities	(32,222)	0	144
Accumulated deficit
Consolidated Statements of Operations
Net loss	(5,634,971)	(21,665,704)	(1,651,273)
Consolidated Statements of Stockholders' Equity
Net loss	(5,634,971)	(21,665,704)	(1,651,273)
Stockholders' Equity	(667,320,289)	(661,685,318)	(640,019,614)	(638,368,341)
Total Mercurity Fintech Holding Inc. shareholders' equity
Consolidated Statements of Operations
Net loss	(5,603,687)	(21,665,704)	(1,651,273)
Consolidated Statements of Stockholders' Equity
Net loss	(5,603,687)	(21,665,704)	(1,651,273)
Stockholders' Equity	$ 16,828,864	7,647,639	10,252,603	$ 8,034,741
As previously reported
Consolidated Balance Sheet
Intangible assets		8,197,290
Total non-current assets		8,197,290
Total assets		9,939,194
Accumulated deficit		(660,765,745)
Total shareholders' equity		8,567,212
Total Liabilities and Shareholders' Equity		9,939,194
Consolidated Statements of Operations
Impairment loss		(2,123,904)
Total operating expenses		12,475,261
Operating loss		(12,507,769)
Other income/(expenses), net		120,877
Loss before provision for income taxes		(12,385,809)
Loss from continuing operations		(12,385,809)
Net loss		(20,746,131)
Consolidated Statements of Stockholders' Equity
Net loss		(20,746,131)
Stockholders' Equity		8,567,212
Cash flows from operating activities:
Net loss		(20,746,131)
Net loss from continuing operations		(12,385,809)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss		2,123,904
Prepaid expenses and other current assets		(1,724,999)
Accrued expenses and other current liabilities		(241,143)
Net cash used in continuing operations		(3,618,695)
Net cash used in operating activities		(4,005,472)
Cash flows from investing activities:
Digital assets received as payment		(5,864)	(17,863)
Digital assets used to pay expenses		2,174,319	7,571
Disposal of digital assets		425,988
Net cash (used in)/provided by continuing operations		2,594,443	(10,292)
Net cash (used in)/provided by investing activities		2,594,443	(10,148)
As previously reported | Accumulated deficit
Consolidated Statements of Operations
Net loss		(20,746,131)
Consolidated Statements of Stockholders' Equity
Net loss		(20,746,131)
Stockholders' Equity		(660,765,745)
As previously reported | Total Mercurity Fintech Holding Inc. shareholders' equity
Consolidated Statements of Operations
Net loss		(20,746,131)
Consolidated Statements of Stockholders' Equity
Net loss		(20,746,131)
Stockholders' Equity		8,567,212
Adjustment
Consolidated Balance Sheet
Intangible assets		(919,573)
Total non-current assets		(919,573)
Total assets		(919,573)
Accumulated deficit		(919,573)
Total shareholders' equity		(919,573)
Total Liabilities and Shareholders' Equity		(919,573)
Consolidated Statements of Operations
Impairment loss		2,123,904
Provision for doubtful accounts		(1,750,909)
Income from disposal of intangible assets		121,020
Impairment loss of intangible assets		1,292,568
Total operating expenses		798,553
Operating loss		(798,553)
Other income/(expenses), net		(121,020)
Loss before provision for income taxes		(919,573)
Loss from continuing operations		(919,573)
Net loss		(919,573)
Consolidated Statements of Stockholders' Equity
Net loss		(919,573)
Stockholders' Equity		(919,573)
Cash flows from operating activities:
Net loss		(919,573)
Net loss from continuing operations		(919,573)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss		(2,123,904)
Provision for doubtful accounts		1,750,909
Impairment loss of intangible assets		1,292,568
Digital assets generated from mining business		(664,307)
Digital assets received as payment		(5,864)	(17,863)
Digital assets used to pay expenses		2,141,375	6,924
Disposal of digital assets		325,987	647
Prepaid expenses and other current assets		619,518
Accrued expenses and other current liabilities		56,714
Net cash used in continuing operations		2,594,443
Net cash used in operating activities		2,594,443
Cash flows from investing activities:
Digital assets received as payment		5,864	17,863
Digital assets used to pay expenses		(2,174,319)	(7,571)
Disposal of digital assets		(425,988)
Net cash (used in)/provided by continuing operations		(2,594,443)	10,292
Net cash (used in)/provided by investing activities		(2,594,443)	$ 10,292
Adjustment | Accumulated deficit
Consolidated Statements of Operations
Net loss		(919,573)
Consolidated Statements of Stockholders' Equity
Net loss		(919,573)
Stockholders' Equity		(919,573)
Adjustment | Total Mercurity Fintech Holding Inc. shareholders' equity
Consolidated Statements of Operations
Net loss		(919,573)
Consolidated Statements of Stockholders' Equity
Net loss		(919,573)
Stockholders' Equity		$ (919,573)